Trade Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Accounts Receivable, Net [abstract]
Schedule of trade receivables
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Trade receivable	$5,530,185	$4,939,568
Impairment provision for trade receivables	(66,116)	-
Trade receivable, net	$5,464,069	$4,939,568